Annual Operating Expenses {- Fidelity® Treasury Money Market Fund} - 10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-15 - Fidelity® Treasury Money Market Fund - Fidelity Treasury Money Market Fund-Retail Class
	Dec. 30, 2021
Operating Expenses:
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.42%	[1]

[1]

(a)In order to avoid a negative yield, Fidelity Management & Research Company LLC (FMR) may reimburse expenses or waive fees of Fidelity® Tax-Exempt Money Market Fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® Tax-Exempt Money Market Fund will be able to avoid a negative yield.